Schedule of Investments (unaudited)	iShares® International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	6,566	$4,400,376
0.25%, 11/21/25(a)	AUD	3,623	2,359,359
0.50%, 09/21/26(a)	AUD	3,867	2,477,668
1.00%, 12/21/30(a)	AUD	3,493	2,047,823
1.00%, 11/21/31(a)	AUD	4,385	2,508,156
1.25%, 05/21/32	AUD	3,708	2,147,330
1.50%, 06/21/31(a)	AUD	4,288	2,589,237
1.75%, 11/21/32(a)	AUD	4,301	2,586,249
1.75%, 06/21/51(a)	AUD	3,072	1,366,485
2.25%, 05/21/28(a)	AUD	4,226	2,832,105
2.50%, 05/21/30(a)	AUD	4,606	3,057,831
2.75%, 04/21/24(a)	AUD	1,504	1,055,643
2.75%, 11/21/27(a)	AUD	2,769	1,909,682
2.75%, 11/21/28(a)	AUD	514	351,894
2.75%, 11/21/29(a)	AUD	2,713	1,839,999
2.75%, 06/21/35(a)	AUD	736	471,368
2.75%, 05/21/41(a)	AUD	1,755	1,045,940
3.00%, 11/21/33(a)	AUD	3,120	2,087,382
3.00%, 03/21/47(a)	AUD	2,265	1,359,433
3.25%, 04/21/25(a)	AUD	1,999	1,414,606
3.25%, 04/21/29(a)	AUD	2,810	1,972,331
3.25%, 06/21/39(a)	AUD	3,006	1,960,593
3.75%, 05/21/34(a)	AUD	1,900	1,359,112
3.75%, 04/21/37(a)	AUD	1,714	1,204,528
4.25%, 04/21/26(a)	AUD	3,214	2,342,036
4.50%, 04/21/33(a)	AUD	3,773	2,877,503
4.75%, 04/21/27(a)	AUD	3,308	2,473,134
			54,097,803
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 07/15/24(b)	EUR	1,908	1,995,066
0.00%, 04/20/25(b)(c)	EUR	2,450	2,509,301
0.00%, 10/20/28(b)(c)	EUR	1,090	1,016,310
0.00%, 02/20/30(b)(c)	EUR	2,681	2,403,420
0.00%, 02/20/31(b)(c)	EUR	3,256	2,828,269
0.00%, 10/20/40(b)(c)	EUR	1,524	985,309
0.25%, 10/20/36(c)	EUR	1,472	1,114,599
0.50%, 04/20/27(c)	EUR	2,839	2,825,617
0.50%, 02/20/29	EUR	3,154	3,007,464
0.70%, 04/20/71(c)	EUR	796	403,523
0.75%, 10/20/26(c)	EUR	5,156	5,232,703
0.75%, 02/20/28(c)	EUR	1,752	1,734,027
0.75%, 03/20/51(c)	EUR	1,813	1,180,237
0.85%, 06/30/2120(c)	EUR	1,150	538,971
0.90%, 02/20/32(c)	EUR	2,570	2,363,145
1.20%, 10/20/25(c)	EUR	1,891	1,982,409
1.50%, 02/20/47(c)	EUR	2,413	1,987,093
1.50%, 11/02/86(c)	EUR	594	404,767
1.65%, 10/21/24(c)	EUR	2,498	2,667,905
1.85%, 05/23/49(c)	EUR	632	559,282
2.00%, 07/15/26(c)	EUR	507	539,004
2.10%, 09/20/2117(c)	EUR	1,184	984,054
2.40%, 05/23/34(c)	EUR	1,858	1,916,505
2.90%, 02/20/33	EUR	630	683,398
3.15%, 06/20/44(c)	EUR	1,417	1,590,712
3.80%, 01/26/62(c)	EUR	746	973,055
4.15%, 03/15/37	EUR	3,101	3,819,529
Security		Par (000)	Value

Austria (continued)
4.85%, 03/15/26(c)	EUR	2,060	$2,388,682
6.25%, 07/15/27	EUR	2,248	2,807,104
			53,441,460
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)(c)	EUR	1,968	1,894,966
0.00%, 10/22/31(b)(c)	EUR	517	441,439
0.00%, 10/22/31(b)	EUR	829	707,840
0.10%, 06/22/30(c)	EUR	1,994	1,799,689
0.35%, 06/22/32(c)	EUR	2,290	1,981,203
0.40%, 06/22/40(c)	EUR	1,160	800,038
0.50%, 10/22/24(c)	EUR	2,048	2,146,998
0.65%, 06/22/71(c)	EUR	739	353,819
0.80%, 06/22/25(c)	EUR	4,249	4,426,215
0.80%, 06/22/27(c)	EUR	1,929	1,943,604
0.80%, 06/22/28(c)	EUR	2,154	2,135,626
0.90%, 06/22/29(c)	EUR	3,254	3,184,890
1.00%, 06/22/26(c)	EUR	1,570	1,620,973
1.00%, 06/22/31(c)	EUR	2,318	2,193,925
1.40%, 06/22/53(c)	EUR	1,466	1,056,027
1.45%, 06/22/37(c)	EUR	1,425	1,255,928
1.60%, 06/22/47(c)	EUR	1,374	1,100,121
1.70%, 06/22/50(c)	EUR	1,868	1,491,986
1.90%, 06/22/38(c)	EUR	1,136	1,052,716
2.15%, 06/22/66(c)	EUR	1,271	1,102,893
2.25%, 06/22/57(c)	EUR	749	671,533
2.60%, 06/22/24(c)	EUR	1,281	1,389,297
2.75%, 04/22/39(c)	EUR	560	578,668
3.00%, 06/22/33	EUR	660	721,179
3.00%, 06/22/34(c)	EUR	1,493	1,623,278
3.75%, 06/22/45(a)	EUR	1,184	1,405,021
4.00%, 03/28/32(a)	EUR	1,214	1,440,188
4.25%, 03/28/41(c)	EUR	2,502	3,123,489
4.50%, 03/28/26(c)	EUR	1,557	1,789,750
5.00%, 03/28/35(c)	EUR	1,958	2,552,389
5.50%, 03/28/28	EUR	2,760	3,417,114
Series 86, 1.25%, 04/22/33(c)	EUR	2,206	2,058,181
			53,460,983
Canada — 4.6%
Canada Government Bond
1.50%, 12/01/31	CAD	610	408,196
2.00%, 06/01/32	CAD	599	416,480
2.50%, 12/01/32	CAD	2,139	1,548,912
3.00%, 11/01/24	CAD	6,486	4,801,995
3.50%, 03/01/28	CAD	500	384,172
3.75%, 02/01/25	CAD	920	691,201
Canadian Government Bond
0.25%, 04/01/24	CAD	938	673,121
0.25%, 03/01/26	CAD	3,996	2,735,498
0.50%, 09/01/25	CAD	3,142	2,187,416
0.50%, 12/01/30	CAD	4,815	3,014,898
0.75%, 02/01/24	CAD	3,088	2,237,086
1.00%, 09/01/26	CAD	3,778	2,632,064
1.00%, 06/01/27	CAD	47	32,511
1.25%, 03/01/27	CAD	1,950	1,363,307
1.25%, 06/01/30	CAD	4,257	2,854,114
1.50%, 09/01/24	CAD	3,157	2,284,106
1.50%, 04/01/25	CAD	310	222,614
1.50%, 06/01/26	CAD	110	78,357
1.50%, 06/01/31	CAD	4,651	3,132,989

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
1.50%, 12/01/31	CAD	2,627	$1,757,921
1.75%, 12/01/53	CAD	4,361	2,464,913
2.00%, 06/01/28	CAD	1,410	1,012,057
2.00%, 06/01/32	CAD	1,996	1,387,802
2.00%, 12/01/51	CAD	4,873	2,959,911
2.25%, 03/01/24	CAD	3,874	2,847,465
2.25%, 06/01/25	CAD	641	468,363
2.25%, 06/01/29	CAD	320	231,630
2.75%, 09/01/27	CAD	2,804	2,081,099
2.75%, 12/01/48	CAD	1,326	951,983
2.75%, 12/01/64	CAD	800	567,747
3.50%, 12/01/45	CAD	1,121	907,003
4.00%, 06/01/41	CAD	1,154	981,258
5.00%, 06/01/37	CAD	521	480,132
5.75%, 06/01/29	CAD	654	571,050
5.75%, 06/01/33	CAD	2,082	1,947,680
0.75%, 10/01/24	CAD	662	472,338
			53,789,389
Denmark — 4.0%
Denmark Government Bond
0.00%, 11/15/24(b)	DKK	46,499	6,462,034
0.00%, 11/15/31(b)	DKK	56,443	6,636,282
0.25%, 11/15/52	DKK	40,425	3,306,866
0.50%, 11/15/27	DKK	47,034	6,253,604
0.50%, 11/15/29	DKK	46,545	5,962,211
1.75%, 11/15/25	DKK	29,903	4,263,866
4.50%, 11/15/39	DKK	78,206	14,414,538
			47,299,401
Finland — 4.5%
Finland Government Bond
0.00%, 09/15/24(b)(c)	EUR	1,810	1,884,900
0.00%, 09/15/26(b)(c)	EUR	1,852	1,831,210
0.00%, 09/15/30(b)(c)	EUR	3,214	2,839,551
0.13%, 09/15/31(c)	EUR	3,453	2,996,387
0.13%, 04/15/36(c)	EUR	2,166	1,632,466
0.13%, 04/15/52(c)	EUR	2,416	1,285,226
0.25%, 09/15/40(c)	EUR	2,498	1,710,892
0.50%, 04/15/26(c)	EUR	3,593	3,664,342
0.50%, 09/15/27(c)	EUR	3,163	3,125,911
0.50%, 09/15/28(c)	EUR	3,042	2,932,151
0.50%, 09/15/29(c)	EUR	3,095	2,917,759
0.50%, 04/15/43(c)	EUR	2,593	1,789,263
0.75%, 04/15/31(c)	EUR	2,161	2,003,299
0.88%, 09/15/25(c)	EUR	3,291	3,423,894
1.13%, 04/15/34(c)	EUR	1,623	1,462,990
1.38%, 04/15/27(c)	EUR	1,942	2,002,327
1.38%, 04/15/47(c)	EUR	2,407	1,988,118
1.50%, 09/15/32(c)	EUR	3,201	3,092,230
2.00%, 04/15/24(c)	EUR	2,111	2,275,031
2.63%, 07/04/42(c)	EUR	2,395	2,500,644
2.75%, 07/04/28(c)	EUR	2,377	2,599,454
4.00%, 07/04/25(c)	EUR	3,098	3,484,726
			53,442,771
France — 8.2%
French Republic Government Bond OAT
0.00%, 03/25/24(a)(b)	EUR	2,680	2,823,825
0.00%, 02/25/25(a)(b)	EUR	631	648,331
0.00%, 03/25/25(a)(b)	EUR	2,700	2,768,581
0.00%, 02/25/26(a)(b)	EUR	2,929	2,939,394
Security		Par (000)	Value

France (continued)
0.00%, 02/25/27(a)(b)	EUR	2,379	$2,331,577
0.00%, 11/25/29(a)(b)	EUR	1,948	1,779,561
0.00%, 11/25/30(a)(b)	EUR	596	529,304
0.00%, 11/25/31(a)(b)	EUR	2,604	2,243,520
0.00%, 05/25/32(a)(b)	EUR	2,189	1,853,129
0.25%, 11/25/26(a)	EUR	1,313	1,307,524
0.50%, 05/25/25(a)	EUR	3,203	3,312,214
0.50%, 05/25/26(a)	EUR	2,510	2,548,104
0.50%, 05/25/29(a)	EUR	2,803	2,680,999
0.50%, 05/25/40(c)	EUR	1,522	1,091,568
0.50%, 06/25/44	EUR	1,034	682,337
0.50%, 05/25/72(c)	EUR	646	283,237
0.75%, 02/25/28(a)	EUR	1,760	1,747,111
0.75%, 05/25/28(a)	EUR	2,779	2,748,377
0.75%, 11/25/28(a)	EUR	3,171	3,109,858
0.75%, 05/25/52(a)	EUR	1,584	976,745
0.75%, 05/25/53(c)	EUR	1,401	843,339
1.00%, 11/25/25(a)	EUR	2,509	2,607,983
1.00%, 05/25/27(a)	EUR	2,425	2,468,405
1.25%, 05/25/34(a)	EUR	3,537	3,241,546
1.25%, 05/25/36(c)	EUR	2,494	2,201,347
1.50%, 05/25/31(a)	EUR	2,954	2,949,388
1.50%, 05/25/50(c)	EUR	2,506	1,955,573
1.75%, 11/25/24(a)	EUR	2,971	3,172,962
1.75%, 06/25/39(c)	EUR	1,245	1,139,378
1.75%, 05/25/66(c)	EUR	915	714,623
2.00%, 11/25/32(a)	EUR	991	1,008,091
2.00%, 05/25/48(c)	EUR	1,316	1,168,158
2.25%, 05/25/24(a)	EUR	3,004	3,245,225
2.50%, 05/25/30(a)	EUR	5,339	5,772,952
2.50%, 05/25/43	EUR	540	535,928
2.75%, 10/25/27(a)	EUR	3,418	3,744,192
3.25%, 05/25/45(a)	EUR	1,563	1,749,683
3.50%, 04/25/26(a)	EUR	2,999	3,347,878
4.00%, 10/25/38(a)	EUR	1,497	1,816,513
4.00%, 04/25/55(c)	EUR	1,206	1,555,067
4.00%, 04/25/60(a)	EUR	889	1,167,377
4.50%, 04/25/41(a)	EUR	2,001	2,603,069
4.75%, 04/25/35(a)	EUR	2,193	2,817,315
5.50%, 04/25/29(a)	EUR	2,203	2,788,968
5.75%, 10/25/32(a)	EUR	1,938	2,644,204
6.00%, 10/25/25(a)	EUR	598	706,026
			96,370,486
Germany — 6.3%
Bundesobligation
0.00%, 04/05/24(a)(b)	EUR	2,006	2,114,352
0.00%, 10/18/24(a)(b)	EUR	1,941	2,018,261
0.00%, 04/11/25(a)(b)	EUR	97	99,795
0.00%, 10/10/25(a)(b)	EUR	1,024	1,043,039
0.00%, 04/10/26(a)(b)	EUR	1,430	1,442,241
0.00%, 10/09/26(a)(b)	EUR	1,322	1,318,829
0.00%, 04/16/27(a)(b)	EUR	1,214	1,197,838
1.30%, 10/15/27(a)	EUR	3,435	3,573,052
Series G, 0.00%, 10/10/25(a)(b)	EUR	2,524	2,575,062
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(b)	EUR	966	967,663
0.00%, 11/15/27(a)(b)	EUR	1,515	1,478,920
0.00%, 11/15/28(a)(b)	EUR	895	856,084
0.00%, 08/15/29(a)(b)	EUR	1,572	1,479,960
0.00%, 02/15/30(a)(b)	EUR	1,310	1,221,209

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
0.00%, 08/15/30(a)(b)	EUR	2,014	$1,858,159
0.00%, 02/15/31(a)(b)	EUR	1,546	1,409,867
0.00%, 08/15/31(a)(b)	EUR	1,312	1,183,293
0.00%, 02/15/32(a)(b)	EUR	1,494	1,330,092
0.00%, 05/15/35(a)(b)	EUR	1,726	1,409,192
0.00%, 05/15/36(a)(b)	EUR	2,027	1,614,639
0.00%, 08/15/50(a)(b)	EUR	1,518	913,405
0.00%, 08/15/52(a)(b)	EUR	1,354	782,545
0.25%, 02/15/27(a)	EUR	1,856	1,860,144
0.25%, 08/15/28(a)	EUR	1,517	1,479,734
0.25%, 02/15/29(a)	EUR	1,517	1,466,706
0.50%, 02/15/25(a)	EUR	2,870	2,993,944
0.50%, 02/15/26(a)	EUR	1,950	2,003,304
0.50%, 02/15/28(a)	EUR	1,288	1,284,267
1.00%, 08/15/24(a)	EUR	1,271	1,348,689
1.00%, 08/15/25(a)	EUR	1,430	1,497,695
1.25%, 08/15/48(a)	EUR	1,858	1,643,876
1.50%, 05/15/24(a)	EUR	842	902,355
1.70%, 08/15/32(a)	EUR	1,114	1,154,019
1.80%, 08/15/53(a)	EUR	333	327,064
2.10%, 11/15/29(a)	EUR	1,182	1,271,815
2.50%, 07/04/44(a)	EUR	1,443	1,622,006
2.50%, 08/15/46(a)	EUR	1,955	2,220,086
3.25%, 07/04/42(a)	EUR	1,356	1,680,782
4.00%, 01/04/37(a)	EUR	1,428	1,852,830
4.25%, 07/04/39(a)	EUR	700	955,952
4.75%, 07/04/28(a)	EUR	949	1,160,031
4.75%, 07/04/34(a)	EUR	1,586	2,144,706
4.75%, 07/04/40(a)	EUR	1,167	1,694,371
5.50%, 01/04/31(a)	EUR	1,211	1,621,700
5.63%, 01/04/28(a)	EUR	1,284	1,610,200
6.25%, 01/04/30(a)	EUR	784	1,069,004
6.50%, 07/04/27(a)	EUR	773	985,650
Series G, 0.00%, 08/15/30(a)(b)	EUR	531	490,350
Series G, 0.00%, 08/15/31(a)(b)	EUR	590	532,345
Series G, 0.00%, 08/15/50(a)(b)	EUR	574	346,783
Bundesschatzanweisungen
0.00%, 03/15/24(a)(b)	EUR	1,050	1,108,872
0.20%, 06/14/24(a)	EUR	739	777,068
0.40%, 09/13/24(a)	EUR	400	419,510
2.20%, 12/12/24	EUR	580	625,446
			74,038,801
Ireland — 4.5%
Ireland Government Bond
0.00%, 10/18/31(a)(b)	EUR	4,559	3,918,465
0.20%, 05/15/27(a)	EUR	2,579	2,538,805
0.20%, 10/18/30(a)	EUR	3,209	2,898,320
0.35%, 10/18/32(a)	EUR	1,495	1,296,494
0.40%, 05/15/35(a)	EUR	1,923	1,547,455
0.55%, 04/22/41(a)	EUR	1,984	1,403,283
0.90%, 05/15/28(a)	EUR	3,837	3,832,618
1.00%, 05/15/26(a)	EUR	4,826	5,005,545
1.10%, 05/15/29(a)	EUR	3,404	3,375,372
1.30%, 05/15/33(a)	EUR	2,135	2,005,727
1.35%, 03/18/31(a)	EUR	3,140	3,091,745
1.50%, 05/15/50(a)	EUR	3,531	2,756,207
1.70%, 05/15/37(a)	EUR	2,991	2,761,315
2.00%, 02/18/45(a)	EUR	4,074	3,649,538
2.40%, 05/15/30(a)	EUR	3,181	3,408,206
3.00%, 10/18/43(a)	EUR	800	863,197
Security		Par (000)	Value

Ireland (continued)
3.40%, 03/18/24(a)	EUR	2,711	$2,970,548
5.40%, 03/13/25	EUR	5,057	5,802,448
			53,125,288
Israel — 4.2%
Israel Government Bond - Fixed
0.40%, 10/31/24	ILS	8,631	2,364,216
0.50%, 04/30/25	ILS	17,945	4,857,420
0.50%, 02/27/26	ILS	9,886	2,613,153
1.00%, 03/31/30	ILS	18,068	4,467,148
1.30%, 04/30/32	ILS	6,481	1,579,546
1.50%, 05/31/37	ILS	12,435	2,819,019
1.75%, 08/31/25	ILS	17,011	4,708,150
2.00%, 03/31/27	ILS	17,370	4,755,988
2.25%, 09/28/28	ILS	14,461	3,947,249
2.80%, 11/29/52	ILS	3,650	899,551
3.75%, 03/31/24	ILS	14,673	4,252,961
3.75%, 03/31/47	ILS	17,632	5,263,874
5.50%, 01/31/42	ILS	13,255	4,886,066
6.25%, 10/30/26	ILS	7,383	2,344,266
			49,758,607
Italy — 7.2%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/15/24(a)(b)	EUR	910	953,336
0.00%, 08/15/24(a)(b)	EUR	997	1,033,271
0.00%, 12/15/24(a)(b)	EUR	1,775	1,820,876
0.00%, 04/01/26(a)(b)	EUR	1,580	1,544,296
0.00%, 08/01/26(a)(b)	EUR	995	961,482
0.25%, 03/15/28(a)	EUR	1,443	1,325,255
0.35%, 02/01/25(a)	EUR	1,154	1,185,997
0.45%, 02/15/29(a)	EUR	740	663,054
0.50%, 02/01/26(a)	EUR	1,420	1,419,018
0.50%, 07/15/28(a)	EUR	848	780,244
0.60%, 08/01/31(c)	EUR	1,069	882,814
0.85%, 01/15/27(a)	EUR	176	173,345
0.90%, 04/01/31(a)	EUR	1,565	1,344,524
0.95%, 09/15/27(a)	EUR	1,920	1,863,796
0.95%, 08/01/30(a)	EUR	1,177	1,036,636
0.95%, 12/01/31(c)	EUR	1,287	1,084,645
0.95%, 06/01/32(a)	EUR	1,263	1,046,747
0.95%, 03/01/37(c)	EUR	890	634,364
1.10%, 04/01/27(a)	EUR	930	919,944
1.20%, 08/15/25(a)	EUR	620	640,318
1.25%, 12/01/26(a)	EUR	1,328	1,333,853
1.35%, 04/01/30(a)	EUR	1,381	1,270,266
1.45%, 11/15/24(a)	EUR	1,297	1,369,171
1.45%, 05/15/25(a)	EUR	1,082	1,133,103
1.45%, 03/01/36(c)	EUR	900	706,528
1.50%, 06/01/25(a)	EUR	543	568,091
1.50%, 04/30/45(c)	EUR	1,027	672,526
1.60%, 06/01/26(a)	EUR	1,406	1,444,005
1.65%, 12/01/30(c)	EUR	1,430	1,318,462
1.65%, 03/01/32(c)	EUR	1,031	922,371
1.70%, 09/01/51(c)	EUR	911	584,174
1.75%, 07/01/24(a)	EUR	1,059	1,129,613
1.80%, 03/01/41	EUR	1,074	802,363
1.85%, 05/15/24(a)	EUR	1,410	1,508,969
1.85%, 07/01/25(c)	EUR	996	1,048,239
2.00%, 02/01/28(a)	EUR	1,161	1,173,930
2.05%, 08/01/27(a)	EUR	2,062	2,109,645
2.10%, 07/15/26(a)	EUR	922	960,244

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
2.15%, 09/01/52(c)	EUR	342	$239,803
2.15%, 03/01/72(c)	EUR	206	133,156
2.15%, 03/01/72	EUR	236	152,547
2.20%, 06/01/27(a)	EUR	1,287	1,330,380
2.25%, 09/01/36(c)	EUR	1,105	955,010
2.45%, 09/01/33(c)	EUR	1,434	1,323,319
2.45%, 09/01/50(c)	EUR	1,163	895,746
2.50%, 12/01/24(a)	EUR	1,063	1,143,391
2.50%, 12/01/32(a)	EUR	930	880,341
2.65%, 12/01/27(a)	EUR	1,722	1,795,692
2.70%, 03/01/47(c)	EUR	996	830,487
2.80%, 12/01/28(a)	EUR	1,021	1,063,106
2.80%, 03/01/67(c)	EUR	432	331,333
2.95%, 09/01/38(c)	EUR	993	913,345
3.00%, 08/01/29(a)	EUR	1,029	1,073,125
3.10%, 03/01/40(c)	EUR	852	784,350
3.25%, 03/01/38(c)	EUR	230	219,404
3.25%, 09/01/46(c)	EUR	823	755,953
3.35%, 03/01/35(c)	EUR	884	872,539
3.45%, 03/01/48(c)	EUR	710	672,081
3.50%, 01/15/26(a)	EUR	1,113	1,213,773
3.50%, 03/01/30(c)	EUR	1,284	1,372,855
3.75%, 09/01/24(a)	EUR	182	199,593
3.85%, 12/15/29(a)	EUR	1,438	1,560,555
3.85%, 09/01/49(c)	EUR	799	801,297
4.00%, 02/01/37(c)	EUR	1,705	1,802,951
4.50%, 03/01/24(a)	EUR	1,247	1,374,520
4.50%, 03/01/26(c)	EUR	1,669	1,873,823
4.75%, 09/01/28(c)	EUR	1,516	1,742,228
4.75%, 09/01/44(c)	EUR	1,291	1,471,483
5.00%, 03/01/25(c)	EUR	1,179	1,328,085
5.00%, 08/01/34(c)	EUR	1,615	1,865,693
5.00%, 08/01/39(c)	EUR	1,261	1,470,355
5.00%, 09/01/40(c)	EUR	1,001	1,170,399
5.25%, 11/01/29(a)	EUR	1,640	1,950,753
5.75%, 02/01/33(a)	EUR	1,232	1,505,746
6.00%, 05/01/31(a)	EUR	1,824	2,277,214
7.25%, 11/01/26(a)	EUR	1,264	1,562,054
			84,278,000
Japan — 15.4%
Japan Government Five Year Bond
0.00%, 06/20/26(b)	JPY	87,750	673,322
0.00%, 09/20/26(b)	JPY	118,950	911,948
0.00%, 12/20/26(b)	JPY	341,250	2,613,807
0.00%, 03/20/27(b)	JPY	115,950	887,211
0.00%, 06/20/27(b)	JPY	445,450	3,403,270
0.10%, 03/20/24	JPY	77,350	595,179
0.10%, 06/20/24	JPY	73,700	567,235
0.10%, 09/20/24	JPY	22,950	176,673
0.10%, 12/20/24	JPY	80,000	615,963
0.10%, 03/20/25	JPY	482,700	3,716,899
0.10%, 06/20/25	JPY	69,450	534,663
0.10%, 09/20/27	JPY	80,000	613,154
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	153,200	813,873
0.50%, 03/20/59	JPY	146,000	782,948
0.50%, 03/20/60	JPY	210,600	1,119,943
0.70%, 03/20/61	JPY	203,600	1,155,248
0.80%, 03/20/58	JPY	108,150	651,708
0.90%, 03/20/57	JPY	143,150	895,951
Security		Par (000)	Value

Japan (continued)
1.00%, 03/20/62	JPY	161,250	$997,021
1.40%, 03/20/55	JPY	54,400	396,073
1.70%, 03/20/54	JPY	60,750	477,128
1.90%, 03/20/53	JPY	63,450	521,805
2.00%, 03/20/52	JPY	76,600	647,638
2.20%, 03/20/49	JPY	59,100	515,906
2.20%, 03/20/50	JPY	77,100	675,612
2.20%, 03/20/51	JPY	167,250	1,468,213
2.40%, 03/20/48	JPY	36,900	334,315
Japan Government Ten Year Bond
0.10%, 09/20/26	JPY	218,300	1,679,400
0.10%, 12/20/26	JPY	109,700	843,350
0.10%, 03/20/27	JPY	109,550	841,523
0.10%, 06/20/27	JPY	55,050	422,333
0.10%, 09/20/27	JPY	176,650	1,353,921
0.10%, 12/20/27	JPY	231,850	1,774,236
0.10%, 03/20/28	JPY	109,850	838,924
0.10%, 06/20/28	JPY	83,100	633,709
0.10%, 12/20/28	JPY	82,500	626,744
0.10%, 06/20/29	JPY	73,100	553,109
0.10%, 12/20/29	JPY	104,250	785,001
0.10%, 06/20/30	JPY	128,400	960,744
0.10%, 09/20/30	JPY	165,050	1,231,957
0.10%, 12/20/30	JPY	250,900	1,866,527
0.10%, 03/20/31	JPY	156,750	1,163,586
0.10%, 06/20/31	JPY	238,350	1,766,004
0.10%, 09/20/31	JPY	163,550	1,209,452
0.10%, 12/20/31	JPY	138,650	1,024,177
0.30%, 12/20/24	JPY	82,650	638,754
0.40%, 06/20/25	JPY	36,850	285,712
0.50%, 09/20/24	JPY	81,900	634,594
0.50%, 12/20/24	JPY	57,850	448,765
0.60%, 03/20/24	JPY	79,700	616,714
0.60%, 06/20/24	JPY	83,050	643,606
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	58,200	342,046
0.40%, 06/20/49	JPY	93,900	540,474
0.40%, 09/20/49	JPY	104,500	599,591
0.40%, 12/20/49	JPY	136,500	782,873
0.40%, 03/20/50	JPY	130,000	743,946
0.50%, 09/20/46	JPY	89,000	548,044
0.50%, 03/20/49	JPY	128,450	763,299
0.60%, 12/20/46	JPY	71,300	448,681
0.60%, 06/20/50	JPY	119,100	718,233
0.60%, 09/20/50	JPY	140,400	845,172
0.70%, 06/20/48	JPY	114,400	724,262
0.70%, 12/20/48	JPY	118,450	744,880
0.70%, 12/20/50	JPY	150,150	928,135
0.70%, 03/20/51	JPY	207,900	1,281,932
0.70%, 06/20/51	JPY	153,850	947,141
0.70%, 09/20/51	JPY	138,000	849,861
0.70%, 12/20/51	JPY	129,300	794,286
0.80%, 03/20/46	JPY	85,950	571,087
0.80%, 03/20/47	JPY	97,050	638,122
0.80%, 06/20/47	JPY	78,100	512,377
0.80%, 09/20/47	JPY	99,000	648,046
0.80%, 12/20/47	JPY	14,850	96,905
0.80%, 03/20/48	JPY	99,700	648,561
0.90%, 09/20/48	JPY	87,350	579,242
1.00%, 03/20/52	JPY	213,650	1,424,831

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Japan (continued)
1.10%, 03/20/33	JPY	29,000	$231,875
1.30%, 06/20/52	JPY	190,700	1,370,567
1.40%, 09/20/45	JPY	37,500	283,737
1.40%, 12/20/45	JPY	55,450	419,101
1.40%, 09/20/52	JPY	98,650	725,257
1.50%, 12/20/44	JPY	50,150	388,301
1.50%, 03/20/45	JPY	75,000	580,208
1.60%, 06/20/45	JPY	55,500	436,901
1.70%, 06/20/33	JPY	61,300	517,328
1.70%, 12/20/43	JPY	96,400	777,673
1.70%, 03/20/44	JPY	86,400	696,676
1.70%, 06/20/44	JPY	55,450	446,906
1.70%, 09/20/44	JPY	64,150	515,911
1.80%, 11/22/32	JPY	26,000	221,521
1.80%, 03/20/43	JPY	185,400	1,527,269
1.80%, 09/20/43	JPY	114,650	942,470
1.90%, 09/20/42	JPY	236,650	1,986,940
1.90%, 06/20/43	JPY	194,600	1,626,558
2.00%, 12/20/33	JPY	14,550	126,071
2.00%, 09/20/40	JPY	285,150	2,431,064
2.00%, 09/20/41	JPY	198,300	1,690,147
2.00%, 03/20/42	JPY	160,900	1,370,873
2.10%, 09/20/33	JPY	38,950	340,781
2.20%, 09/20/39	JPY	108,400	953,619
2.20%, 03/20/41	JPY	161,950	1,420,442
2.30%, 05/20/32	JPY	24,800	219,775
2.30%, 03/20/35	JPY	47,600	424,873
2.30%, 06/20/35	JPY	45,550	406,991
2.30%, 12/20/35	JPY	45,650	408,176
2.30%, 12/20/36	JPY	43,100	385,481
2.30%, 03/20/39	JPY	131,050	1,167,716
2.30%, 03/20/40	JPY	158,950	1,413,900
2.40%, 03/20/34	JPY	43,200	388,307
2.40%, 12/20/34	JPY	42,600	383,785
2.40%, 03/20/37	JPY	111,400	1,007,431
2.40%, 09/20/38	JPY	141,950	1,281,776
2.50%, 06/20/34	JPY	50,950	462,791
2.50%, 09/20/34	JPY	39,700	360,821
2.50%, 09/20/35	JPY	36,550	333,309
2.50%, 03/20/36	JPY	52,000	474,694
2.50%, 06/20/36	JPY	43,950	401,633
2.50%, 09/20/36	JPY	36,900	337,094
2.50%, 09/20/37	JPY	85,800	784,167
2.50%, 03/20/38	JPY	182,200	1,667,634
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	75,000	519,270
0.30%, 06/20/39	JPY	180,000	1,194,653
0.30%, 09/20/39	JPY	192,850	1,273,834
0.30%, 12/20/39	JPY	137,150	901,545
0.40%, 03/20/36	JPY	22,350	159,799
0.40%, 03/20/39	JPY	240,100	1,627,862
0.40%, 03/20/40	JPY	172,300	1,147,069
0.40%, 06/20/40	JPY	197,200	1,306,673
0.40%, 09/20/40	JPY	222,850	1,469,648
0.40%, 06/20/41	JPY	109,350	713,310
0.50%, 09/20/36	JPY	108,350	779,114
0.50%, 03/20/38	JPY	154,400	1,083,107
0.50%, 06/20/38	JPY	203,700	1,423,232
0.50%, 12/20/38	JPY	140,200	970,301
0.50%, 12/20/40	JPY	172,600	1,154,994
		Par
Security		(000)	Value

Japan (continued)
0.50%, 03/20/41	JPY	29,450	$196,452
0.50%, 09/20/41	JPY	250,750	1,661,964
0.50%, 12/20/41	JPY	307,850	2,035,313
0.60%, 12/20/36	JPY	107,100	777,021
0.60%, 06/20/37	JPY	89,200	642,920
0.60%, 09/20/37	JPY	20,900	150,028
0.60%, 12/20/37	JPY	89,350	638,846
0.70%, 03/20/37	JPY	109,500	802,661
0.70%, 09/20/38	JPY	153,850	1,103,065
0.80%, 03/20/42	JPY	150,350	1,048,205
0.90%, 06/20/42	JPY	173,950	1,233,573
1.00%, 12/20/35	JPY	146,600	1,133,606
1.10%, 09/20/42	JPY	47,850	350,862
1.20%, 12/20/34	JPY	105,650	842,554
1.20%, 03/20/35	JPY	74,250	591,011
1.20%, 09/20/35	JPY	102,900	815,674
1.30%, 06/20/35	JPY	37,700	303,031
1.40%, 09/20/34	JPY	145,100	1,182,994
1.50%, 06/20/32	JPY	65,950	547,720
1.50%, 03/20/33	JPY	59,400	492,724
1.50%, 03/20/34	JPY	81,250	671,211
1.50%, 06/20/34	JPY	85,050	701,877
1.60%, 06/20/30	JPY	59,800	497,691
1.60%, 03/20/32	JPY	46,700	390,864
1.60%, 06/20/32	JPY	36,700	307,576
1.60%, 03/20/33	JPY	89,100	745,588
1.60%, 12/20/33	JPY	121,150	1,011,186
1.70%, 09/20/31	JPY	72,400	610,226
1.70%, 12/20/31	JPY	66,600	561,734
1.70%, 03/20/32	JPY	45,450	383,433
1.70%, 06/20/32	JPY	44,550	376,408
1.70%, 09/20/32	JPY	157,050	1,327,695
1.70%, 12/20/32	JPY	16,750	141,529
1.70%, 06/20/33	JPY	141,600	1,195,003
1.70%, 09/20/33	JPY	119,050	1,004,386
1.80%, 06/20/30	JPY	18,100	152,627
1.80%, 09/20/30	JPY	48,850	412,184
1.80%, 06/20/31	JPY	47,800	405,175
1.80%, 09/20/31	JPY	88,950	755,363
1.80%, 12/20/31	JPY	80,100	680,812
1.80%, 03/20/32	JPY	101,700	865,511
1.80%, 12/20/32	JPY	55,950	476,752
1.90%, 03/20/24	JPY	24,250	190,380
1.90%, 03/20/25	JPY	31,500	251,833
1.90%, 06/20/25	JPY	40,200	322,712
1.90%, 12/20/28	JPY	63,050	530,014
1.90%, 03/20/29	JPY	25,150	211,823
1.90%, 09/20/30	JPY	75,200	638,777
1.90%, 03/20/31	JPY	55,950	477,096
1.90%, 06/20/31	JPY	137,000	1,169,739
2.00%, 12/20/24	JPY	53,100	423,437
2.00%, 03/20/27	JPY	38,350	317,607
2.00%, 06/20/30	JPY	51,700	441,638
2.00%, 12/20/30	JPY	60,550	518,563
2.00%, 03/20/31	JPY	72,550	623,000
2.10%, 03/20/24	JPY	7,300	57,437
2.10%, 09/20/24	JPY	70,600	561,209
2.10%, 03/20/25	JPY	29,900	240,018
2.10%, 12/20/26	JPY	207,400	1,717,772
2.10%, 03/20/27	JPY	213,950	1,778,646

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.10%, 06/20/27	JPY	37,500	$312,791
2.10%, 09/20/27	JPY	31,300	262,022
2.10%, 12/20/27	JPY	60,000	503,767
2.10%, 12/20/28	JPY	35,000	297,333
2.10%, 03/20/29	JPY	70,500	600,299
2.10%, 06/20/29	JPY	13,200	112,683
2.10%, 12/20/29	JPY	38,400	329,119
2.10%, 03/20/30	JPY	100,200	860,874
2.10%, 12/20/30	JPY	104,000	896,742
2.20%, 06/20/26	JPY	29,550	243,565
2.20%, 09/20/26	JPY	247,400	2,047,947
2.20%, 09/20/27	JPY	102,150	858,738
2.20%, 03/20/28	JPY	81,400	688,615
2.20%, 09/20/28	JPY	5,550	47,255
2.20%, 06/20/29	JPY	39,450	338,664
2.20%, 12/20/29	JPY	7,300	62,943
2.20%, 03/20/30	JPY	64,000	553,272
2.20%, 03/20/31	JPY	70,600	614,732
2.30%, 06/20/27	JPY	40,000	336,321
2.40%, 06/20/24	JPY	55,800	443,086
2.40%, 03/20/28	JPY	36,500	311,623
Japan Government Two Year Bond
0.00%, 03/01/24(b)	JPY	299,200	2,300,000
0.00%, 04/01/24(b)	JPY	132,550	1,018,944
0.00%, 05/01/24(b)	JPY	50,000	384,320
0.00%, 06/01/24(b)	JPY	203,800	1,566,488
0.00%, 07/01/24(b)	JPY	45,750	351,653
0.00%, 08/01/24(b)	JPY	239,050	1,837,433
0.00%, 09/01/24(b)	JPY	196,950	1,513,821
0.00%, 10/01/24(b)	JPY	387,850	2,981,080
			180,763,422
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/26(b)(c)	EUR	1,330	1,340,113
0.00%, 01/15/27(b)(c)	EUR	3,031	2,987,056
0.00%, 01/15/29(b)	EUR	2,094	1,964,158
0.00%, 07/15/30(b)(c)	EUR	3,021	2,735,149
0.00%, 07/15/31(b)(c)	EUR	2,661	2,346,148
0.00%, 01/15/38(b)(c)	EUR	1,243	915,660
0.00%, 01/15/52(b)(c)	EUR	2,071	1,154,338
0.25%, 07/15/25(c)	EUR	3,374	3,465,144
0.25%, 07/15/29(c)	EUR	1,863	1,758,216
0.50%, 07/15/26(c)	EUR	5,637	5,720,737
0.50%, 07/15/32(c)	EUR	2,618	2,355,766
0.50%, 01/15/40(c)	EUR	3,710	2,886,249
0.75%, 07/15/27(c)	EUR	2,698	2,723,535
0.75%, 07/15/28(c)	EUR	1,098	1,089,362
2.00%, 07/15/24(c)	EUR	2,128	2,290,784
2.00%, 01/15/54(c)	EUR	1,415	1,391,408
2.50%, 01/15/33(c)	EUR	2,222	2,389,559
2.75%, 01/15/47(c)	EUR	3,483	3,978,901
3.75%, 01/15/42(c)	EUR	2,830	3,599,971
4.00%, 01/15/37(c)	EUR	2,521	3,165,994
5.50%, 01/15/28(c)	EUR	2,904	3,592,254
			53,850,502
New Zealand — 2.8%
New Zealand Government Bond
0.25%, 05/15/28	NZD	2,968	1,573,076
0.50%, 05/15/24	NZD	5,640	3,451,366
0.50%, 05/15/26	NZD	400	229,164
Security		Par (000)	Value

New Zealand (continued)
1.50%, 05/15/31	NZD	4,742	$2,509,849
1.75%, 05/15/41	NZD	4,714	2,016,918
2.00%, 05/15/32	NZD	6,100	3,302,706
2.75%, 04/15/25(a)	NZD	7,700	4,794,701
2.75%, 04/15/37(a)	NZD	3,580	1,916,821
2.75%, 05/15/51	NZD	2,649	1,255,858
3.00%, 04/20/29	NZD	5,153	3,132,701
3.50%, 04/14/33(a)	NZD	4,136	2,523,095
4.25%, 05/15/34	NZD	830	536,122
4.50%, 04/15/27(a)	NZD	8,204	5,375,580
			32,617,957
Norway — 2.3%
Norway Government Bond
1.25%, 09/17/31(c)	NOK	33,966	2,963,586
1.38%, 08/19/30	NOK	22,766	2,040,674
1.50%, 02/19/26(c)	NOK	44,627	4,283,058
1.75%, 03/13/25(c)	NOK	52,011	5,072,604
1.75%, 02/17/27(c)	NOK	16,870	1,615,407
1.75%, 09/06/29(c)	NOK	38,104	3,552,877
2.00%, 04/26/28(c)	NOK	27,971	2,679,517
2.13%, 05/18/32(c)	NOK	26,530	2,476,038
3.00%, 03/14/24(c)	NOK	26,621	2,661,407
			27,345,168
Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD	3,025	2,152,129
1.25%, 11/01/26	SGD	2,922	2,097,377
1.63%, 07/01/31	SGD	4,539	3,103,677
1.88%, 03/01/50	SGD	2,921	1,877,573
1.88%, 10/01/51	SGD	2,792	1,806,533
2.00%, 02/01/24	SGD	2,939	2,206,711
2.13%, 06/01/26	SGD	4,243	3,145,368
2.25%, 08/01/36	SGD	3,550	2,478,758
2.38%, 06/01/25	SGD	6,187	4,637,895
2.38%, 07/01/39	SGD	2,459	1,731,519
2.63%, 05/01/28	SGD	3,493	2,612,253
2.63%, 08/01/32	SGD	947	700,570
2.75%, 04/01/42	SGD	2,701	2,029,183
2.75%, 03/01/46	SGD	4,904	3,704,465
2.88%, 09/01/27	SGD	386	294,122
2.88%, 07/01/29	SGD	3,457	2,611,564
2.88%, 09/01/30	SGD	4,918	3,713,955
3.00%, 09/01/24	SGD	7,753	5,890,580
3.00%, 08/01/72(a)	SGD	1,286	1,070,117
3.38%, 09/01/33	SGD	3,995	3,145,827
3.50%, 03/01/27	SGD	4,456	3,468,747
			54,478,923
Spain — 4.8%
Spain Government Bond
0.00%, 05/31/24(b)	EUR	1,535	1,609,167
0.00%, 01/31/25(b)	EUR	469	482,106
0.00%, 05/31/25(b)	EUR	1,350	1,372,681
0.00%, 01/31/26(b)	EUR	183	182,452
0.00%, 01/31/27(b)	EUR	674	653,420
0.00%, 01/31/28(b)	EUR	959	902,257
0.10%, 04/30/31(c)	EUR	1,260	1,072,588
0.25%, 07/30/24(c)	EUR	790	827,518
0.50%, 04/30/30(c)	EUR	1,203	1,095,435
0.50%, 10/31/31(c)	EUR	1,086	942,356

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
0.60%, 10/31/29(c)	EUR	1,288	$1,198,138
0.70%, 04/30/32	EUR	1,320	1,148,892
0.80%, 07/30/27(c)	EUR	572	567,618
0.80%, 07/30/29	EUR	434	410,080
0.85%, 07/30/37(c)	EUR	973	731,149
1.00%, 07/30/42(c)	EUR	766	530,350
1.00%, 10/31/50(c)	EUR	1,286	765,852
1.20%, 10/31/40(c)	EUR	522	387,541
1.25%, 10/31/30(c)	EUR	1,397	1,329,498
1.30%, 10/31/26(c)	EUR	1,516	1,558,940
1.40%, 04/30/28(c)	EUR	1,450	1,459,701
1.40%, 07/30/28(c)	EUR	1,527	1,532,087
1.45%, 10/31/27(c)	EUR	1,731	1,762,265
1.45%, 04/30/29(c)	EUR	1,240	1,232,888
1.45%, 10/31/71(c)	EUR	383	203,430
1.50%, 04/30/27(c)	EUR	2,198	2,261,166
1.60%, 04/30/25(c)	EUR	1,237	1,308,858
1.85%, 07/30/35(c)	EUR	1,209	1,101,622
1.90%, 10/31/52(c)	EUR	726	532,592
1.95%, 04/30/26(c)	EUR	1,314	1,388,331
1.95%, 07/30/30(c)	EUR	1,471	1,481,945
2.15%, 10/31/25(c)	EUR	1,781	1,902,931
2.35%, 07/30/33(c)	EUR	1,134	1,125,523
2.55%, 10/31/32(c)	EUR	1,017	1,038,454
2.70%, 10/31/48(c)	EUR	988	907,833
2.75%, 10/31/24(c)	EUR	2,196	2,385,997
2.90%, 10/31/46(c)	EUR	643	621,983
3.45%, 07/30/43(c)	EUR	348	364,326
3.45%, 07/30/66(c)	EUR	790	799,528
3.80%, 04/30/24(c)	EUR	1,740	1,912,166
4.20%, 01/31/37(c)	EUR	1,014	1,183,769
4.65%, 07/30/25(c)	EUR	395	447,735
4.70%, 07/30/41(c)	EUR	1,375	1,715,260
4.90%, 07/30/40(c)	EUR	1,203	1,531,417
5.15%, 10/31/28(c)	EUR	1,368	1,654,727
5.15%, 10/31/44(c)	EUR	795	1,062,482
5.75%, 07/30/32	EUR	1,453	1,908,145
5.90%, 07/30/26(c)	EUR	1,653	1,976,262
6.00%, 01/31/29	EUR	1,551	1,968,397
			56,539,858

Sweden — 2.4%
Sweden Government Bond
0.13%, 05/12/31	SEK	39,805	3,242,111
0.75%, 05/12/28(c)	SEK	43,365	3,850,709
0.75%, 11/12/29(c)	SEK	40,390	3,530,263
1.00%, 11/12/26(a)(c)	SEK	73,230	6,680,515
2.25%, 06/01/32(a)(c)	SEK	33,735	3,282,207
2.50%, 05/12/25	SEK	45,915	4,388,567
3.50%, 03/30/39	SEK	30,205	3,479,716
			28,454,088

United Kingdom — 4.7%
United Kingdom Gilt
0.13%, 01/31/24(a)	GBP	1,300	1,548,853
0.13%, 01/30/26(a)	GBP	1,380	1,555,491
0.13%, 01/31/28(a)	GBP	1,334	1,409,769
0.25%, 01/31/25(a)	GBP	650	750,867
0.25%, 07/31/31(a)	GBP	716	681,990
0.38%, 10/22/26(a)	GBP	1,230	1,363,096
0.38%, 10/22/30(a)	GBP	698	691,005
0.50%, 01/31/29(a)	GBP	2,192	2,289,208
Security		Par (000)	Value

United Kingdom (continued)
0.50%, 10/22/61(a)	GBP	1,099	$501,314
0.63%, 06/07/25(a)	GBP	940	1,092,127
0.63%, 07/31/35(a)	GBP	1,440	1,250,524
0.63%, 10/22/50(a)	GBP	731	425,192
0.88%, 10/22/29(a)	GBP	1,442	1,524,970
0.88%, 07/31/33(a)	GBP	1,291	1,230,473
0.88%, 01/31/46(a)	GBP	483	331,556
1.00%, 04/22/24(a)	GBP	1,165	1,394,771
1.00%, 01/31/32(a)	GBP	2,139	2,152,109
1.13%, 01/31/39(a)	GBP	898	760,577
1.13%, 10/22/73(a)	GBP	620	346,946
1.25%, 07/22/27(a)	GBP	754	853,995
1.25%, 10/22/41(a)	GBP	1,760	1,441,191
1.25%, 07/31/51(a)	GBP	1,124	789,723
1.50%, 07/22/26(a)	GBP	1,384	1,610,355
1.50%, 07/22/47(a)	GBP	1,258	991,196
1.50%, 07/31/53(a)	GBP	718	531,112
1.63%, 10/22/28(a)	GBP	322	364,227
1.63%, 10/22/54(a)	GBP	770	585,145
1.63%, 10/22/71(a)	GBP	580	407,652
1.75%, 09/07/37(a)	GBP	1,331	1,283,366
1.75%, 01/22/49(a)	GBP	630	520,852
1.75%, 07/22/57(a)	GBP	429	334,419
2.50%, 07/22/65(a)	GBP	956	903,082
2.75%, 09/07/24(a)	GBP	1,820	2,219,329
3.25%, 01/22/44(a)	GBP	654	742,345
3.50%, 01/22/45(a)	GBP	873	1,027,415
3.50%, 07/22/68(a)	GBP	822	995,769
3.75%, 07/22/52(a)	GBP	592	732,255
3.75%, 10/22/53	GBP	630	777,161
4.00%, 01/22/60(a)	GBP	667	884,159
4.13%, 01/29/27(a)	GBP	116	146,529
4.25%, 12/07/27(a)	GBP	692	891,222
4.25%, 06/07/32(a)	GBP	1,024	1,354,852
4.25%, 03/07/36(a)	GBP	810	1,064,516
4.25%, 09/07/39(a)	GBP	638	834,223
4.25%, 12/07/40(a)	GBP	948	1,239,918
4.25%, 12/07/46(a)	GBP	968	1,275,146
4.25%, 12/07/49(a)	GBP	991	1,317,295
4.25%, 12/07/55(a)	GBP	1,153	1,567,932
4.50%, 09/07/34(a)	GBP	703	949,896
4.50%, 12/07/42(a)	GBP	1,378	1,869,126
4.75%, 12/07/30(a)	GBP	640	869,550
4.75%, 12/07/38(a)	GBP	603	834,773
5.00%, 03/07/25(a)	GBP	676	862,474
6.00%, 12/07/28(a)	GBP	528	742,207
			55,115,245

Total Long-Term Investments — 98.8%
(Cost: $1,336,206,318)			1,162,268,152

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	570	$570,000

Total Short-Term Securities — 0.1%
(Cost: $570,000)		570,000

Total Investments — 98.9%
(Cost: $1,336,776,318)		1,162,838,152

Other Assets Less Liabilities — 1.1%		13,123,914

Net Assets — 100.0%		$1,175,962,066

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Zero-coupon bond.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$370,000	$200,000	(a)	$—	$—	$—	$570,000	570	$10,090	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$1,162,268,152	$—	$1,162,268,152
Short-Term Securities
Money Market Funds	570,000	—	—	570,000
	$570,000	$1,162,268,152	$—	$1,162,838,152

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2023

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
ILS	Israeli Shekel